Pledged Assets - Assets Pledged as Collaterals (Detail) - TWD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Property, plant and equipment	$ 2,439	$ 2,469
Land held under development (included in inventories)	1,999	1,999
Restricted assets (included in other assets - others)	1,189	546
Assets pledged as collateral	$ 5,627	$ 5,014